[Letterhead of Fried, Frank, Harris, Shriver & Jacobson LLP]

Direct Line: 212.859.8277 Fax: 212.859.8589 diprero@friedfrank.com
February 24, 2005

By Electronic Submission
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

    Re:
    Community Health Systems, Inc.

Ladies and Gentlemen:

        On behalf of Community Health Systems, Inc., a Delaware corporation (the "Company"), and pursuant to the Securities Act of 1933, as amended, we are filing by direct electronic transmission the Company's Registration Statement on Form S-4 (the "Registration Statement") relating to the offer to exchange 6 1/2% senior subordinated notes due 2012 for the Company's currently outstanding $300,000,000 aggregate principal amount of 6 1/2% senior subordinated notes due 2012. Except as noted on the Registration Statement, all of the exhibits are included within the direct electronic transmission.

        Please direct any questions or comments that the Staff may have with regard to the filing to the undersigned at the above-referenced number.

Sincerely,
/s/ RONALD J. DIPRETE Ronald J. DiPrete
cc:
Rachel A. Seifert
Community Health Systems, Inc.